Interim Reporting (Detail)	3 Months Ended
Mar. 25, 2018 Property
Nature of Operations [Line Items]
Number of amusement parks owned and operated	11
Number of outdoor water parks owned and operated	2
Number of indoor water parks owned and operated	1
Number of hotels owned and operated	4
Winterfest parks	5
Minimum [Member]
Nature of Operations [Line Items]
Operating period	130 days
Operating cycle, WinterFest	20 days
Maximum [Member]
Nature of Operations [Line Items]
Operating period	140 days
Operating cycle, WinterFest	25 days